FHLB Advances and Other Borrowings - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Repurchase agreements with customers	$ 0	$ 0	$ 0
Other borrowings	$ 0	$ 0	$ 0
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, percent of assets	49.00%